Shareholders' equity (Details 1) - Share Based Payment Plan G P A [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares	270,139	270,139
Balance of effective stock options granted	5,362	3,038
Maximum percentage of dilution	1.99%	1.12%